BUSINESS ACQUISITION - Recognized assets and liabilities (Details) - Cripple Creek & Victor mine $ in Millions	Jun. 30, 2016 USD ($)
Assets:
Cash and cash equivalents	$ 2
Inventories	15
Stockpiles and ore on leach pads	75
Other current assets	1
Current assets	93
Property, plant and mine development, net	671
Stockpiles and ore on leach pads	175
Total assets	939
Liabilities:
Debt	3
Accounts Payable	28
Employee-related benefits	2
Other current liabilities	12
Current liabilities	45
Debt	10
Reclamation and remediation liabilities	63
Total liabilities	118
Net assets acquired	$ 821